Post-retirement defined benefit schemes	6 Months Ended
Jun. 30, 2019
Post-retirement defined benefit schemes
Post-retirement defined benefit schemes

13.        Post-retirement defined benefit schemes

The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 June	At 31 Dec
	2019	2018
	£m	£m
Defined benefit pension schemes:
Fair value of scheme assets	45,763	42,238
Present value of funded obligations	(44,375)	(41,092)
Net pension scheme asset	1,388	1,146
Other post-retirement schemes	(129)	(124)
Net retirement benefit asset	1,259	1,022

Recognised on the balance sheet as:
Retirement benefit assets	1,509	1,267
Retirement benefit obligations	(250)	(245)
Net retirement benefit asset	1,259	1,022

The movement in the Group’s net post-retirement defined benefit scheme asset during the period was as follows:

£m

Asset at 1 January 2019	1,022
Exchange and other adjustments	11
Income statement charge	(139)
Employer contributions	538
Remeasurement	(173)
Asset at 30 June 2019	1,259

The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	2018	2018
	£m	£m	£m

Defined benefit pension schemes	139	271	134
Defined contribution schemes	141	134	166
Total charge to the income statement (note 4)	280	405	300

The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 June	At 31 Dec
	2019	2018
	%	%

Discount rate	2.33	2.90
Rate of inflation:
Retail Prices Index	3.19	3.20
Consumer Price Index	2.14	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.73	2.73